Intangible Assets and Goodwill Impairments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Impairment of Intangible Assets, Indefinite-lived Trade Names	$ 1,200
Impairment of Goodwill and Acquired Intangible Assets	34,398	$ 10,702	$ 0
Goodwill, Impairment Loss	$ 33,228
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Goodwill and Acquired Intangible Assets		1,700
Channel partner relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Goodwill and Acquired Intangible Assets		4,100
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of Goodwill and Acquired Intangible Assets		$ 4,900